INVESTMENT IN UNCONSOLIDATED ENTITY, NET (Tables)	12 Months Ended
Jun. 30, 2026
INVESTMENT IN UNCONSOLIDATED ENTITY, NET
Schedule of investment in unconsolidated entity, net

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Investment in unconsolidated entity - Initial cost	¥—	¥1,824,974	$268,968
Investment in unconsolidated entity, net	¥—	¥1,824,974	$268,968